Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Commitments and Contingencies (Textual)
Cash deposit	$ 43,000
Patents and certain property, plant and equipment with net book value	312,436		$ 850,541
Contingent liabilities	400,000
Recognized contingent losses	$ 400,000
RMB [Member]
Commitments and Contingencies (Textual)
Cash deposit | ¥		¥ 300,000